OTHER CURRENT FINANCIAL ASSETS - Breakdown of other current financial assets by related parties and third parties (Details) $ in Millions, Rp in Billions	Dec. 31, 2025 IDR (Rp)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 IDR (Rp)
OTHER CURRENT FINANCIAL ASSETS
Total time deposits	Rp 1,103		Rp 1,027
Escrow accounts	178		163
Mutual funds	94		89
Others	45		6
Total other current financial assets	1,420	$ 85	1,285		Rp 1,661
Allowance for expected credit losses
OTHER CURRENT FINANCIAL ASSETS
Total other current financial assets	0		0
Rupiah | Other
OTHER CURRENT FINANCIAL ASSETS
Total time deposits	10
Escrow accounts			34
Others	44		5
U.S. Dollar | Other
OTHER CURRENT FINANCIAL ASSETS
Total time deposits	84	5	81	$ 5
Escrow accounts	67	4	14	1
U.S. Dollar | SCB
OTHER CURRENT FINANCIAL ASSETS
Total time deposits	101	6
Malaysian ringgit | Other
OTHER CURRENT FINANCIAL ASSETS
Others	1	0	1	0
BRI | Rupiah
OTHER CURRENT FINANCIAL ASSETS
Total time deposits	50		415
BRI | U.S. Dollar
OTHER CURRENT FINANCIAL ASSETS
Total time deposits	84	5
BSI | Rupiah
OTHER CURRENT FINANCIAL ASSETS
Total time deposits	120		198
United Overseas Bank Limited ("UOB Singapore") | U.S. Dollar
OTHER CURRENT FINANCIAL ASSETS
Total time deposits	554	33	195	12
Others related entities (each below Rp 100 billion) | Rupiah
OTHER CURRENT FINANCIAL ASSETS
Escrow accounts	107		110
Mutual funds	94		89
Others related entities (each below Rp 100 billion) | Rupiah | Other
OTHER CURRENT FINANCIAL ASSETS
Total time deposits	100		138
Others related entities (each below Rp 100 billion) | U.S. Dollar
OTHER CURRENT FINANCIAL ASSETS
Escrow accounts	Rp 4	$ 0	Rp 5	$ 0